Segmental analysis - Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Assets	£ 738,056	£ 798,656	£ 815,408
Liabilities	688,963	749,252	761,261
Cost to acquire fixed assets and intangible assets	1,501	1,392	1,470
Personal and Business Banking (PBB)
Segmental analysis
Assets	215,200	205,468	189,223
Liabilities	203,263	192,339	180,667
UK Personal & Business Banking
Segmental analysis
Assets	190,636	181,357	167,959
Liabilities	183,410	173,040	164,830
Ulster Bank RoI
Segmental analysis
Assets	24,564	24,111	21,264
Liabilities	19,853	19,299	15,837
Commercial and Private Banking (CPB)
Segmental analysis
Assets	169,835	169,031	150,568
Liabilities	132,193	131,114	117,876
Cost to acquire fixed assets and intangible assets	210	288	214
Commercial Banking
Segmental analysis
Assets	149,545	150,453	133,546
Liabilities	105,144	104,441	94,619
Cost to acquire fixed assets and intangible assets	208	288	214
Private Banking
Segmental analysis
Assets	20,290	18,578	17,022
Liabilities	27,049	26,673	23,257
Cost to acquire fixed assets and intangible assets	2
RBS International
Segmental analysis
Assets	25,867	23,420	23,130
Liabilities	29,077	25,280	21,398
Cost to acquire fixed assets and intangible assets	12
NatWest Markets
Segmental analysis
Assets	277,886	372,496	416,748
Liabilities	248,553	340,471	380,059
Cost to acquire fixed assets and intangible assets	4	6	29
Central Items and other
Segmental analysis
Assets	49,268	28,241	35,739
Liabilities	75,877	60,048	61,261
Cost to acquire fixed assets and intangible assets	£ 1,275	£ 1,098	£ 1,227